Costs and expenses by nature (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Costs and expenses by nature
Payroll	R$ 578,144	R$ 427,583	R$ 220,372
Sales and marketing	255,509	181,898	93,026
Depreciation and amortization	212,658	150,951	54,479
Consulting and advisory services	97,230	30,663	25,729
Material	30,045	57,138	16,488
Maintenance	41,790	27,827	12,774
Utilities, cleaning and security	42,836	14,330	6,472
Other expenses	30,755	36,112	12,418
Total	1,288,967	926,502	441,758
Costs of services	669,480	502,331	240,924
General and administrative expenses	259,086	179,335	89,344
Selling expenses	360,401	244,836	111,490
Classes of employee benefits expense [abstract]
Salaries, bonuses, short-term benefits, related social charges and other employee related expenses	589,733	433,593
Share-based compensation plan	R$ (9,389)	R$ (6,010)	R$ 14,728